RELATED PARTY TRANSACTION	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
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Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

NOTE 4 – RELATED PARTY TRANSACTIONS

Notes Payable to Related Party

In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company’s CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $10,784 at June 30, 2017. Interest expense on this note for the three and six months ended was $4,800 and $5,984, respectively. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company’s common stock as additional interest. These shares are debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. It is expected to be repaid upon the company’s future sale of equity securities.

In June 2017, the Company entered into a note agreement in the amount of $105,000 with the Company’s CEO for short term working capital advance. The note bears interest at a rate of 8% per annum and specifies no due date.

The total debt of $405,000 is convertible into shares of the Company’s common stock at $.50/share, for a total of 810,000 shares.

Payable to Related Parties

Payable to related parties consisted of the followings at June 30, 2017 and December 31, 2016:

	June 30,	December 31,
	2017	2016
Short term loan from related entity (1)	$35,348	$-
Short term loan from related entity (1)	39,000	-
Storage and corporate housing and auto allowances owed to CEO (2)	8,000	4,000
Working capital advances from CEO (3)	130,050	-
	$212,398	$4,000

(1) In March 2017 and June 2017, the Company received a working capital advance of $35,348 and $39,000, respectively, from a related entity. These amounts have been included in payable to related parties on the consolidated balance sheet at June 30, 2017.

(2) On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the three and six months ended June 30, 2017, expenses related to the housing and automobile allowances totaled $6,000 and $12,000, respectively, of which $8,000 and $4,000 remained owed to the CEO at June 30, 2017 and December 31, 2016, respectively.

(3) In June 2017, the Company’s CEO provided the Company with a short term working capital advance of $130,050. This amount remained outstanding at June 30, 2017.

Other Related Party Transactions

In March 2017, the Company’s board of directors approved issuance of 50,000 shares of the Company’s common stock to a director for his service as a broker for the financing transaction and the equity purchase agreement described in NOTES 6 and 7. The Company determined that 16,000 shares of the total number of shares represent non-cash debt issuance costs directly related to the convertible notes financing and the remaining 34,000 shares represent non-cash offering costs directly related to the equity purchase agreement with this investor. These shares are valued at $82,500.

In May 2017, the Company and EMT entered into an agreement to purchase a parcel in Tennessee and an Industrial Hemp Grower License issued by the Tennessee Department of Agriculture from one of the Company’s directors. The purchase price of the transaction was 80,000 shares of the Company’s restricted common stock. These shares were valued at $1.60 per share, or $128,000, on commitment date. EMT allocated the purchase price among the assets acquired based on their fair values as follow:

Land	$26,194
Land preparation and cleanup	15,000
Industrial Hemp Grower License	-
Other considerations	86,806
Total Purchase Price	$128,000

The Company determined the value of the land based on the purchase price paid by the director in December 2016. There has been no significant changes in the value of the land since that time. The Company estimated land preparation and cleanup costs at $15,000. The director applied for and paid a fee of $264 to obtain the license. The Company was not able to determine the value of the license since the license was granted as part of the hemp pilot program in Tennessee. The Company entered into this agreement with its director, in lieu of the state of Tennessee, as a result of the state’s residency requirement to enter into the cannabis industry in Tennessee. Therefore, this director is also a registered agent and a director of EMT, a Tennessee corporation and the remaining purchase price of $86,806 represented other considerations to this director in his effort in preparing the Company for operations in Tennessee.

NOTE 5 - RELATED PARTY TRANSACTIONS

From 2007 through the end of its fiscal 2010, the Company granted 10,000 common share stock purchase options to each of its outside directors upon their appointment in accordance to the Acacia Automotive, Inc. 2007 Stock Incentive Plan. Additionally, 15,000 common share purchase options were granted to each eligible director for each year of elected annual service to the Company, as well as other options for services on committees of the board of directors or for acting as chairs thereof.   On December 30, 2010, the Company’s board of directors voted to temporarily suspend director compensation, including the issuance of common stock purchase options, to its members effective January 1, 2011.  That suspension of director compensation has not yet been lifted.  As such, the Company did not issue any common stock purchase options to directors during the years ended December 31, 2016 and 2015, but did pay $1,000 cash compensation to each of its four non-employee directors during the year ended December 31, 2016, totaled $4,000 and pay $10,000 cash compensation to each of its three non-employee directors during the year ended December 31, 2015, totaled $30,000, for services performed.

During the year ended December 31, 2016, the Company’s CEO advanced working capital in multiple tranches totaled $600,000 to the Company to fund operating expenses. In December 2016, the Company issued to the CEO 1,200,000 shares of the Company’s common stock at $0.50 per share as payment in full of this advance.

On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly reimbursement of $1,000 for the rental of a second office owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2016, expenses related to the office rental and automobile allowance totaled $16,000 of which $4,000 remained owed to the CEO at December 31, 2016.

The Company’s CEO is also the majority stockholder in MariJ Agricultural, Inc (“MariJ Ag”). The stockholder has provided funds to pay the initial operating expenses when operations commenced in March 2014. Subsequently, MariJ Ag’s operating expenses were funded by sale of MariJ Ag’s common stock. During the year ended December 31, 2015, total payments to stockholder, officers and managing members amounted to $284,999.

JR Cannabis Industry, LLC (“JR”) provided administrative and management services for all MariJ Ag. In return for these services, MariJ Ag paid JR a management fee of $20,000 per month plus JR’s ordinary and reasonable business expenses. During the year ended December 31, 2015, total management fees were $399,009. This amount was eliminated in the consolidated statement of operations.